Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities
Net loss	$ (1,480,386)	$ (1,077,339)	$ (5,960,453)	$ (3,878,517)	$ (6,250,956)	$ (24,434,336)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of property, equipment and intangibles			543,790	387,421	560,781	490,640
Loss on disposal of property and equipment					5,878
Amortization of debt discounts			333,592	49,660	91,143	274,703
Impairment expense				46,869	195,346
Change in fair value of derivative liability			12,189	(1,842,000)	(1,842,000)	1,595,388
Fair value of warrants
Stock issued to reduce debt			1,093,223
Extinguishment of PPP loan						310,832
Stock issued for services and donated					172,802	2,778,550
Stock issued under Equity Purchase Agreement			167,378	2,676,000	2,143,500	8,527,891
Stock issued for commitment fees					813,750
Stock issued to reduce liabilities						10,292,616
Changes in assets and liabilities:
Accounts receivable			(185,797)	206,990	413,448	(36,219)
Inventories			515,540	2,320,680	2,122,236	(2,320,155)
Intangibles				(48,894)
Right of use assets				49,222	28,539	15,931
Accounts payable			145,130	(203,221)	(92,485)	(973,836)
Accrued expenses			570,057	610,016	738,435	(2,158,140)
Deferred revenue				(453,862)	(278,426)	(680,130)
Net cash used in operating activities			(2,932,729)	(2,755,636)	(1,178,009)	(6,316,265)
Cash Flows from Investing Activities
Acquisition of business						38,846
Purchases of capitalized development costs			(208,245)	(363,319)
Purchases of property and equipment				(194,326)	(259,307)	(33,238)
Capitalization of development costs					(503,706)	(508,266)
Net cash used in investing activities			(208,245)	(557,645)	(763,013)	(502,658)
Cash Flows from Financing Activities
Principal payments on financing lease obligations			49,754			(334,956)
Principal payments on notes payable			(284,685)	(217,546)	(518,598)	(62,898)
Proceeds (payments) on notes and advances from stockholders, net			(37,170)	(74,026)	(175,274)	(16,177)
Payments on convertible notes payable						(110,000)
Proceeds from convertible notes payable				1,075,000		2,697,730
Proceeds from notes payable			1,255,935	500,000	2,490,500
Proceeds from sale of common stock under Equity Purchase Agreement			842,000	1,633,700	500,000	5,073,438
Proceeds (payments) on line of credit, net			332,281	(991,598)	(991,598)	(245,000)
Proceeds from notes payable-related parties					395,300	45,986
Net cash provided by financing activities			2,158,115	1,925,530	1,700,330	6,948,123
Net (Decrease) Increase in Cash and Cash Equivalents			(982,859)	(1,387,751)	(240,692)	129,200
Cash, Beginning of Period			300,899	541,591	541,591	412,391
Cash, End of Period	$ (681,960)	$ (846,160)	(681,960)	(846,160)	300,899	541,591
Supplemental and Non Cash Disclosures
Legal fees netted from loan proceeds			56,233	78,750
Interest on shares issued under Equity Purchase Agreement				2,143,500
Stock issued for services			238,128	110,852
Change in fair value of derivatives				1,842,000
Preferred stock issued in exchange for debt reduction				1,825,000
Stock issued to convert Preferred Series F			451,977
Noncash additions related to notes payable					53,750	228,020
Cash paid for interest			78	54,756	32,080	263,242
Related party note payable issued for acquisition of business						194,526
Acquisition of intangibles						46,869
Convertible notes and warrants extinguished					1,825,000	5,402,885
Stock issued for services and donated			335,434	(1,350,217)	172,852	2,778,550
Property leased with financing lease				97,253	97,523
Accretion of discount on notes payable					91,143	382,436
Stock issued to reduce notes payable			$ 627,958			13,031,235
Common stock issued in connection with the Equity Purchase Agreement					$ 2,143,500	$ 13,601,329